Incremental Assets and Liabilities of Variable Interest Entities Included in Consolidated Financial Statements (Detail) (Variable Interest Entity, Primary Beneficiary, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Available-for-sale	$ 499	$ 479
Trading assets	10,961	10,751
Other assets	520	596
Total assets	11,980	11,826
Trading liabilities	10,152	10,053
Other liabilities	490	475
Total liabilities	10,642	10,528
Non-redeemable noncontrolling interests	833	670
Investment Management Funds
Variable Interest Entity [Line Items]
Trading assets	10,961	10,751
Other assets	520	596
Total assets	11,481	11,347
Trading liabilities	10,152	10,053
Other liabilities	29	32
Total liabilities	10,181	10,085
Non-redeemable noncontrolling interests	833	670
Securitizations
Variable Interest Entity [Line Items]
Available-for-sale	499	479
Total assets	499	479
Other liabilities	461	443
Total liabilities	$ 461	$ 443